OTHER OPERATING INCOME AND EXPENSES (Details) - BRL (R$) R$ in Thousands	1 Months Ended	3 Months Ended
	Jan. 31, 2022	Mar. 31, 2022
OTHER OPERATING INCOME AND EXPENSES
Reimbursement of fixed assets in progress - AIC (a)	R$ 121,033	R$ 121,033
Total		R$ 121,033